iSectors(R) Post-MPT Growth ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVES
iSectors® Post-MPT Growth ETF (Ticker: PMPT) (the “Fund”) seeks growth of capital, with a secondary emphasis on capital preservation, independent of individual market conditions.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	iSectors(R) Post-MPT Growth ETF iSectors(R) Post-MPT Growth ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	iSectors(R) Post-MPT Growth ETF iSectors(R) Post-MPT Growth ETF
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.60%	[2]
Total Annual Fund Operating Expenses	1.55%
[1]	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.
[2]	Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a “unified fee”, out of which the Fund's sub-adviser pays all routine expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing money; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
iSectors(R) Post-MPT Growth ETF | iSectors(R) Post-MPT Growth ETF | USD ($)	153	474

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund is a “fund of funds” that seeks to achieve its investment objective by using an objective and quantitative algorithm based on Post-Modern Portfolio Theory (“Post-MPT”) to allocate assets across various asset classes and/or sectors of the U.S. securities markets (“Primary Investments”).

What is MPT? Based on research published in the late 1950's, Modern Portfolio Theory (“MPT”) assumes that investors are risk averse, markets are efficient (i.e., fairly priced) and the allocation of an investment portfolio, as a whole, is more important than individual security selection. In addition, MPT favors long-term investing, diversification that seeks an asset allocation with the highest return per any given level of risk. MPT advisers have traditionally used Mean Variance Optimization (“MVO”) to construct portfolios. MVO is a method of determining portfolio allocation that seeks to reduce the total risk of a portfolio without sacrificing returns by focusing primarily on each potential investment's standard deviation (i.e., volatility as a measure of risk), expected return and correlation.

What is Post-MPT? Based on investment research published post-1959, Post-MPT seeks to enhance how MPT principles are applied. In addition to the factors considered by a traditional MPT adviser, the Sub-Adviser's proprietary Post-MPT model also takes into account monthly changes in more than a dozen capital market and economic factors, including, without limitation, interest rates, inflation rates, gross domestic product (GDP), unemployment rates and money supply. Further, as opposed to MPT, which seeks to avoid volatility, the Sub-Adviser's Post-MPT model only considers negative returns (i.e., loss of money) as “risk”.

The traditional (i.e., buy and hold) approach to U.S. equities diversification typically involves allocating assets among 9 asset classes (including large, small and mid-capitalization stocks that are categorized as either growth, value or a blend styles). However, the Sub-Adviser believes that these asset classes have become so correlated (especially in down markets) that diversification among these classes is not sufficiently effective in reducing risk. Instead, the Sub-Adviser's model allocates assets across the following nine Primary Investments: basic materials, bonds, energy, financials, gold, healthcare, real estate, technology and utilities. The Sub-Adviser believes that these nine Primary Investments effectively represent the entire U.S. equity universe while evidencing a low correlation that permits diversification that helps to reduce risk. Under normal market conditions, the Fund's assets are reallocated monthly among some or all of the Primary Investments in accordance with the Sub-Adviser's model, at which time the Fund may allocate between 0% and 30% of the Fund's assets to any particular Primary Investment, with the exception of gold, to which the Fund may allocate up to 25% of its assets, and bonds, to which Fund may allocate up to 50% of its assets. Additionally, the Fund will typically seek to allocate approximately 2% of the Fund's assets to cash, although this allocation is expected to vary at times. At each monthly rebalance, the Sub-Adviser's goal is to achieve a portfolio allocation that maximizes returns while minimizing losses. The Fund may not invest in any Primary Investment to the extent that it would cause the Fund to invest 25% or more of its total assets in securities of issuers in any particular industry.

While the Fund may invest directly in equity or fixed income securities, the Sub-Adviser will generally implement its strategy by investing in exchange traded funds (“ETFs”), including, without limitation, leveraged ETFs, to gain exposure to the foregoing asset classes. The Fund may invest in securities of issuers of any market capitalization, and there are no limits on the maturity or quality of the fixed income securities in which the Fund may invest. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the Fund's allocation among the ETFs and other securities in which it invests will cause the Fund to underperform other funds with a similar investment objective that do not allocate their investments in the same manner. Although the Fund's goal is to achieve a portfolio allocation that maximizes returns while minimizing losses, there can be no guarantee that it will be successful.

Costs of Buying or Selling Shares . Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Exchange Traded Funds.

•	Risks Related to “Fund of Funds” Structure. The Fund may invest in other ETFs. Through its positions in other ETFs, the Fund will be subject to the risks associated with such ETF's investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase). In addition, certain ETFs may hold common portfolio positions, thereby reducing any diversification benefits. To the extent that the Fund invests in other ETFs, your cost of investing in the Fund will generally be higher than the cost of investing directly in other ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by underlying ETFs, in addition to the Fund's direct fees and expenses. Furthermore, the use of a “fund of funds” structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

•	1940 Act Limits. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire Shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

•	Risks Related to ETF NAV and Market Price. The market value of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

•	Tracking Risk. Investment in the Fund should be made with the understanding that index-based ETFs in which the Fund invests may not be able to replicate exactly the performance of indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities, the ETFs may incur expenses not incurred by their applicable indices, and certain securities comprising the indices tracked by ETFs may temporarily be unavailable.

•	Sampling Risk. The index-based ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

•	Leveraged ETF Risk. Leveraged ETFs involve additional risks and considerations not present in traditional ETFs. Leveraged ETFs are designed to double or triple the performance of a particular index. Leveraged ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Instead, because of the structure of these products, their rebalancing methodologies and the effects of compounding, maintaining holdings beyond the reset period can lead to results very different from, or at times opposite from, a simple doubling, tripling, or inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs.

For these reasons, leveraged ETFs are typically considered to be riskier investments than traditional ETFs. When the Fund invests in a leveraged ETF, the Sub-Adviser will monitor such investment on a daily basis in connection with the leveraged ETF's applicable reset period. Leveraged ETFs invest in derivatives, and therefore are subject to the risks of such investments, including, without limitation, leverage.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Fixed Income Risks: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Fund's fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund's fixed income investments is expected to decline.

•	Maturity Risk. The value of the Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investments will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

•	Prepayment Risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund's returns.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Fluctuation of NAV; Unit Premiums and Discounts . The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the NASDAQ Stock Exchange (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund's Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may mirror the liquidity of the securities in the Fund's portfolio, which may be significantly less than the liquidity of other ETFs.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund's Shares, to decline.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund's shares and the income it earns.

Management Style. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund's investments may underperform the market or applicable benchmarks. The net asset value (“NAV”) of the Fund's Shares changes daily based on the performance of the securities in which it invests. Different types of management styles tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser's judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund's share price may be adversely affected.

Market Risk . Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

New Sub-Adviser Risk. Although the Sub-Adviser's principals and the Fund's portfolio managers have experience managing investments in the past, the Sub-Adviser no experience managing investments for an ETF, which may limit the Sub-Adviser's effectiveness.

Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Taxes”.

Sector Risk.  To the extent the Fund is concentrated in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in these sectors. As concentration of the Fund's investments in a sector or group of sectors increases, so does the potential for fluctuation in the NAV of the Fund. Additionally, to the extent that the Fund invests in Primary Investments substantially invested in one or more of the following sectors, the Fund will be subject to the following risks:

•	Basic Materials. Materials companies may be significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Other risks may include environmental liabilities, general civil liabilities, depletion of resources and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations and government regulations.

•	Investments in Energy. Investments in energy companies may be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities may have significant volatility, and are subject to control or manipulation by large producers or purchasers. Energy companies may need to make substantial expenditures or incur significant amounts of debt in order to maintain or expand their reserves. Oil and gas exploration and production may be significantly affected by natural disasters, changes in exchange rates, interest rates, government regulation, world events and economic conditions.

•	Financial Services. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they make, the interest rates and fees they charge, the scope of their activities, the prices they charge and the amount of capital they maintain. Profitability of financial services companies may fluctuate significantly due to interest rates changes, increased competition or changes in the availability and cost of capital. Deterioration of or volatility in the credit markets generally may cause an adverse impact on financial institutions and markets. Adverse economic, business or political developments may adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

•	Gold. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors' expectations with respect to the rate of inflation. Gold markets may experience sharp price fluctuations or extended periods of flat or declining prices. Underlying investments that are substantially invested in gold may have complex structures, may not be subject to the protections of the 1940 Act and are subject to the risk that the gold in which they invest may be damaged, stolen or lost.

•	Healthcare. Companies in the health care sector are subject to extensive government regulation and their profitability may be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, product obsolescence due to industry innovation, changes in technologies or other market developments, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector may be heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies may be subject to extensive litigation based on product liability and similar claims. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

•	Real Estate . Real estate investments are subject to the possibility of declines in the value of real estate, losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, changes in interest rates, environmental liability, natural disasters, zoning laws, regulatory limitations on rents, property taxes, and operating expenses.

•	Technology. Technology companies are vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, including competition from foreign competitors with lower production costs. Stocks of technology companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

•	Utilities. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability. Utility companies are also subject to the following risks: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining oil and gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Small and Medium Capitalization Companies Risk. The Fund may, at any given time, invest in securities of small capitalization companies (i.e., companies with less than $2 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $2 billion and $6 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small and medium capitalization companies as compared to companies with larger capitalization.

PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.